Note 18 - Financial Instruments - Derivative Liabilities (Details) - ABN Bank [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Interest Rate Swap June 3, 2016 [Member]
Effective Date	Apr. 13, 2018
Derivative, Notional Amount	$ 16,575
Interest Rate Payable	1.4425%
Interest Rate Swap December 19, 2016 [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 20,700
Interest Rate Payable	2.08%
Interest Rate Swap December 19, 2016 Second [Member]
Effective Date	Dec. 21, 2016
Derivative, Notional Amount	$ 19,450
Interest Rate Payable	2.125%